Loans (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Long term Loans
A.	Composition of long-term loans from banks:

NIS in thousands
Long-term credit from banks	59,460
Current maturities of long-term loans	47,042
106,502

Schedule of Information on Material Loans
B.	Information on material loans

	Original loan amount	Interest rate	Loans period (years)	December 31, 2024
	NIS thousands			NIS thousands
Long-term material loans from bank	132,000	Prime rate plus a spread of 1.5%-2.56%	1.5-5.5	97,852
Less current maturities				(40,237)
Total				57,615

Short-term material loans from bank	44,500	Prime rate plus a spread of 1.5%-2.5%		44,367